[LETTERHEAD OF J.P. MORGAN INVESTOR SERVICES CO.

73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]

October 3, 2007

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Services

Re:	ProShares Trust
File Nos. 333-89822 and 811-21114

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Prospectus and Statement of Additional Information for the ProShares Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A which was filed electronically on September 28, 2007.

Please direct any questions or comments relating to this certification to me at 617-557-8826.

Very truly yours,

/s/ Gregory Pickard
Gregory Pickard
Assistant Secretary